UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2005

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company
Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Philip A. Littlehale

Title: Manager-Reporting & Controls

Phone: 617-572-5011

Signature, Place, and Date of Signing:

/s/Philip A. Littlehale  200 Berkeley Steet, Boston, MA 02217  November 11, 2005
Signature                Place                                 Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-01714                   Independence Investment LLC
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 18

Form 13F information table value total: 42,871,249


List of other included managers:

No.  Form 13F File Number    Name

1    28-(Not yet assigned)   Manulife Financial Corporation

John Hancock Mutual Life Insurance Company
September 30, 2005

Item 1                  Item 2  Item 3          Item 4        Item 5               Item 6          Item 7         Item 8

                                             Fair           Principal or    Investment Discretion         Voting Authority-Shares
Name of Issuer          Class   Cusip        Market Value   # of Shares    Sole  Shrd/Aff  Shrd/Oth  Mgr     Sole     Shrd   None
AMR Corp                common  001765 10 6      40,214        3,597                X                 1       3,597
AMPEX                   common  032092 30 6     277,179        9,320                X                 1       9,320
Avanex                  common  05348W 10 9      73,700       75,979                X                 1               75,979
Capital Lease FDG Inc   common  140288 10 1     411,495       39,758                X                 1      39,758
Cisco                   common  17275R 10 2     566,666       31,622                X                 1               31,622
Coinstar Inc.           common  19259P 30 0     647,850       35,000                X                 1      35,000
Delta Airlines Inc      common  247361 10 8      40,631       54,174                X                 1      54,174
Enerplus Resources      common  29274D 60 4  14,374,854      304,552                X                 1     304,552
Hawaiian Holdings       common  419879 10 1   1,571,986      534,689                X                 1     534,689
Huntsman Corp           common  447011 10 7   8,034,483      410,971                X                 1     410,971
IPASS                   common  46261V 10 8     606,358      112,706                X                 1              112,706
Lily Eli & Co           common  532457 10 8      75,142        1,404                X                 1       1,404
Lucent Technologies Inc common  549463 10 7          49           15                X                 1          15
Nabors Industries, Inc. common  G6359F 10 3   8,544,178      118,950                X                 1     118,950
Navistar Intl Corp      common  63934E 10 8   1,037,663       31,997                X                 1      31,997
Petroleum Geo Services  bonds   716599 10 5      47,266       46,752                X                 1      46,752
Pixelworks              common  72581M 10 7     120,268       18,250                X                 1               18,250
Range Resources         common  541509 30 3   6,401,268      165,793                X                 1     165,793

TOTALS                                       42,871,249    1,995,529                                      1,756,972  238,557